PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, equipment and software, net
Less: accumulated depreciation and amortization	¥ (46,889)	$ (6,705)	¥ (174,496)
Net book value	43,582	6,232	16,549
Computers and equipment
Property, equipment and software, net
Property plant and equipment, gross	73,478	10,507	175,244
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	1,736	248	1,592
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	3,694	528	3,667
Software
Property, equipment and software, net
Property plant and equipment, gross	10,542	1,508	¥ 10,542
Leasehold improvements
Property, equipment and software, net
Property plant and equipment, gross	¥ 1,021	$ 146